UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith Chief Financial Officer Market Vectors ETF Trust 335 Madison Avenue - 19th Floor New York, N.Y. 10017 (Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: December 31
Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

AGRIBUSINESS ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Argentina: 0.2%
490,799	Cresud S.A.C.I.F. y S.A. (ADR)	$8,883,462

Australia: 0.8%
4,389,714	Elders Ltd. * † #	2,291,583
1,940,630	GrainCorp. Ltd. #	15,271,231
2,562,141	Nufarm Ltd. * #	13,684,648

		31,247,462

Brazil: 5.0%
8,537,546	Brasil Foods S.A. (ADR) †	162,981,753
1,706,130	Cosan Ltd. (Class A) (USD)	22,009,077

		184,990,830

Canada: 10.0%
1,370,368	Maple Leaf Foods, Inc.	17,384,057
5,273,865	Potash Corp. of Saskatchewan, Inc. (USD)	310,788,865
3,636,709	Viterra, Inc.	43,965,765

		372,138,687

Chile: 1.8%
1,177,936	Sociedad Quimica y Minera de Chile S.A. (ADR)	65,092,743

China / Hong Kong: 2.9%
32,678,000	Chaoda Modern Agriculture Holdings Ltd. † #	20,311,409
39,528,100	China Agri-Industries Holdings Ltd. † #	44,282,510
17,304,000	China BlueChemical Ltd. #	14,154,813
68,722,000	Sinofert Holdings Ltd. * † #	29,541,704

		108,290,436

Indonesia: 1.6%
15,408,876	Astra Agro Lestari Tbk PT #	40,107,441
66,765,510	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	17,429,327

		57,536,768

Ireland: 0.5%
2,872,561	Glanbia Plc	17,732,563

Japan: 3.2%
12,572,000	Kubota Corp. #	118,731,358

Malaysia: 5.3%
65,666,055	IOI Corp. Bhd #	124,787,337
10,445,770	Kuala Lumpur Kepong Bhd #	73,072,033

		197,859,370

Netherlands: 3.0%
2,333,170	CNH Global N.V. (USD) *	113,275,404

Norway: 3.8%
2,826,327	Yara International ASA #	143,131,098

Singapore: 8.5%
14,366,000	First Resources Ltd. #	15,030,335
118,784,745	Golden Agri-Resources Ltd. #	64,955,984
4,714,418	Golden Agri-Resources Ltd. Warrants (SGD 0.54, expiring 07/23/12) *	635,820
14,177,520	Indofood Agri Resources Ltd. * #	25,044,114
20,830,087	Olam International Ltd. † #	46,250,577
38,402,751	Wilmar International Ltd. † #	166,087,435

		318,004,265

Switzerland: 7.5%
860,038	Syngenta A.G. #	280,909,020

United Kingdom: 1.1%
4,577,503	Tate & Lyle Plc #	42,339,250

United States: 44.8%
923,849	AGCO Corp. *	50,783,980
1,542,912	Agrium, Inc.	142,349,061
181,018	Andersons, Inc.	8,819,197
4,499,639	Archer-Daniels-Midland Co.	162,032,000
1,417,777	Bunge Ltd.	102,547,810
697,678	CF Industries Holdings, Inc.	95,435,374

AGRIBUSINESS ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

443,276	Chiquita Brands International, Inc. *	6,799,854
745,544	Corn Products International, Inc.	38,634,090
1,142,241	Darling International, Inc. *	17,556,244
3,238,865	Deere & Co.	313,813,630
735,142	Intrepid Potash, Inc. *	25,597,644
122,744	Lindsay Corp. †	9,699,231
4,226,624	Monsanto Co.	305,415,850
3,769,243	Mosaic Co.	296,827,886
1,624,565	Smithfield Foods, Inc. *	39,087,034
3,008,823	Tyson Foods, Inc.	57,739,313

		1,673,138,198

Total Common Stocks (Cost: $3,265,220,259)		3,733,300,914

MONEY MARKET FUND: 0.0% (Cost: $57,672)
57,672	Dreyfus Government Cash Management Fund	57,672

Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $3,265,277,931)		3,733,358,586

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 1.7%
2,069,636	Bank of New York Institutional Cash Reserve Series (a) #	525,170
62,237,000	Bank of New York Overnight Government Fund	62,237,000

Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $64,306,636)		62,762,170

OTHER: 0.0% (Cost: $0)
0	Capital Support Agreement (a) #	899,987

Total Investments: 101.7% (Cost: $3,329,584,567)		3,797,020,743
Liabilities in excess of other assets: (1.7)%		(61,699,407)

NET ASSETS: 100.0%		$3,735,321,336

ADR	American Depositary Receipt
SGD	Singapore Dollar
USD	United States Dollar

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to certain conditions. This valuation represents the fair value of the CSA as of March 31, 2011.

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $60,179,819.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,298,838,364 which represents 34.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Agricultural Chemicals	44.0%	$1,644,151,315

Agricultural Operations	23.8	889,297,445

Alternative Waste Technology	0.5	17,556,244

Chemicals - Diversified	2.1	78,777,391

Food - Dairy Products	0.5	17,732,563

Food - Meat Products	7.4	277,192,157

Food - Miscellaneous / Diversified	1.2	45,433,944

Food - Wholesale / Distribution	1.2	46,250,577

Machinery - Farm	16.3	606,303,603

Retail - Miscellaneous / Diversified	0.1	2,291,583

Sugar	1.7	64,348,327

Transport - Services	1.2	43,965,765

Money Market Fund	0.0	57,672

	100.0%	$3,733,358,586

AGRIBUSINESS ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

The summary of inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Argentina	$8,883,462	$—	$—	$8,883,462

Australia	—	31,247,462	—	31,247,462

Brazil	184,990,830	—	—	184,990,830

Canada	372,138,687	—	—	372,138,687

Chile	65,092,743	—	—	65,092,743

China / Hong Kong	—	108,290,436	—	108,290,436

Indonesia	—	57,536,768	—	57,536,768

Ireland	17,732,563	—	—	17,732,563

Japan	—	118,731,358	—	118,731,358

Malaysia	—	197,859,370	—	197,859,370

Netherlands	113,275,404	—	—	113,275,404

Norway	—	143,131,098	—	143,131,098

Singapore	635,820	317,368,445	—	318,004,265

Switzerland	—	280,909,020	—	280,909,020

United Kingdom	—	42,339,250	—	42,339,250

United States	1,673,138,198	—	—	1,673,138,198

Money Market Funds	62,294,672	525,170	—	62,819,842

Capital Support Agreement	—	—	899,987	899,987

Total	$2,498,182,379	$1,297,938,377	$899,987	$3,797,020,743

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2011:

Balance as of 12/31/10	$ 873,111

Realized gain (loss)	-

Change in unrealized appreciation (depreciation)	26,876

Net purchases (sales)	-

Transfers in and/or out of level 3	-

Balance as of 3/31/11	$ 899,987

See Notes to Schedules of Investments

COAL ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 98.3%
Australia: 6.8%
989,963	Aquila Resources Ltd. * #	$9,554,891
71,976	Coal & Allied Industries Ltd. #	8,885,001
4,651,608	Cockatoo Coal Ltd. * † #	2,360,954
288,133	Gloucester Coal Ltd. * #	3,277,203
857,675	Macarthur Coal Ltd. #	10,283,453
1,350,243	New Hope Corp. Ltd. #	6,950,275
92,942	Riversdale Mining Ltd. * † #	1,591,710
1,434,245	White Energy Co. Ltd. * † #	4,600,736
1,291,502	Whitehaven Coal Ltd. #	8,942,295

		56,446,518

Canada: 2.6%
461,297	SouthGobi Energy Resources Ltd. (HKD) * #	6,715,495
1,225,391	Western Canadian Coal Corp. * †	14,940,259

		21,655,754

China / Hong Kong: 18.4%
23,319,095	China Coal Energy Co. Ltd. #	31,696,350
14,213,408	China Shenhua Energy Co. Ltd. #	66,902,149
17,308,067	Fushan International Energy Group Ltd. #	12,463,088
5,677,307	Hidili Industry International Development Ltd. #	5,009,860
113,561	Puda Coal, Inc. (USD) * †	1,391,122
9,983,961	Yanzhou Coal Mining Co. Ltd. #	36,200,976

		153,663,545

Indonesia: 10.8%
105,736,715	Adaro Energy Tbk PT #	26,647,246
101,634,500	Bumi Resources Tbk PT #	39,002,336
8,259,000	Indika Energy Tbk PT #	3,744,692
1,759,552	Indo Tambangraya Megah PT #	9,333,961
4,760,000	Tambang Batubara Bukit Asam Tbk PT #	11,465,719

		90,193,954

Japan: 0.2%
859,000	Nippon Coke & Engineering Co. Ltd. † #	1,720,058

Philippines: 0.5%
808,132	Semirara Mining Corp. #	4,224,673

Singapore: 0.9%
3,632,200	Straits Asia Resources Ltd. #	7,224,179

South Africa: 2.9%
1,001,686	Exxaro Resources Ltd. #	24,473,178

United States: 55.2%
661,269	Alpha Natural Resources, Inc. * †	39,259,541
924,798	Arch Coal, Inc.	33,329,720
689,445	Bucyrus International, Inc.	63,049,745
354,953	Cloud Peak Energy, Inc. *	7,663,435
1,257,557	Consol Energy, Inc.	67,442,782
70,406	FreightCar America, Inc. *	2,288,899
348,253	Headwaters Inc. *	2,054,693
1,034,071	International Coal Group, Inc. *	11,685,002
163,879	James River Coal Co. * †	3,960,955
682,306	Joy Global, Inc.	67,418,656
568,298	Massey Energy Co.	38,848,851
535,227	Patriot Coal Corp. *	13,824,913
960,245	Peabody Energy Corp.	69,099,230
296,273	Walter Energy, Inc.	40,124,252

		460,050,674

Total Common Stocks (Cost: $689,485,962)		819,652,533

MONEY MARKET FUND: 1.4% (Cost: $11,705,227)
11,705,227	Dreyfus Government Cash Management Fund	11,705,227

Total Investments Before Collateral for Securities Loaned: 99.7% (Cost: $701,191,189)		831,357,760

COAL ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 6.8%

187,251	Bank of New York Institutional Cash Reserve Series (a) #	47,515
56,590,000	Bank of New York Overnight Government Fund	56,590,000

Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $56,777,251)		56,637,515

OTHER: 0.0% (Cost: $0)
0	Capital Support Agreement (a) #	81,426

Total Investments: 106.5% (Cost: $757,968,440)		888,076,701
Liabilities in excess of other assets: (6.5)%		(54,511,451)

NET ASSETS: 100.0%		$833,565,250

HKD	Hong Kong Dollar
USD	United States Dollar

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to certain conditions. This valuation represents the fair value of the CSA as of March 31, 2011.

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $52,702,190.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $343,399,419 which represents 41.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Coal	81.0%	$673,565,591

Diversified Minerals	1.4	11,274,949

Energy - Alternate Sources	0.2	2,054,693

Machinery - Construction & Mining	15.7	130,468,401

Miscellaneous Manufacturing	0.3	2,288,899

Money Market Fund	1.4	11,705,227

	100.0%	$831,357,760

The summary of inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Australia	$—	$56,446,518	$—	$56,446,518

Canada	14,940,259	6,715,495	—	21,655,754

China / Hong Kong	1,391,122	152,272,423	—	153,663,545

Indonesia	—	90,193,954	—	90,193,954

Japan	—	1,720,058	—	1,720,058

Philippines	—	4,224,673	—	4,224,673

Singapore	—	7,224,179	—	7,224,179

South Africa	—	24,473,178	—	24,473,178

United States	460,050,674	—	—	460,050,674

Money Market Funds	68,295,227	47,515	—	68,342,742

Capital Support Agreement	—	—	81,426	81,426

Total	$544,677,282	$343,317,993	$81,426	$888,076,701

COAL ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2011:

Balance as of 12/31/10	$78,994

Realized gain (loss)	-

Change in unrealized appreciation (depreciation)	2,432

Net purchases (sales)	-

Transfers in and/or out of level 3	-

Balance as of 3/31/11	$81,426

See Notes to Schedules of Investments

GLOBAL ALTERNATIVE ENERGY ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Austria: 4.5%
161,674	Verbund - Oesterreichische Elektrizis A.G. † #	$7,188,882

Brazil: 3.1%
377,674	Cosan Ltd. (Class A) (USD)	4,871,995

China / Hong Kong: 14.1%
2,624,000	China High Speed Transmission Equipment Group Co. Ltd. #	4,197,597
4,283,000	China Longyuan Power Group Corp. Ltd. † #	4,601,316
782,984	Dongfang Electric Corp. Machinery Co. Ltd. #	2,666,657
298,536	Suntech Power Holdings Co. Ltd. (ADR) * †	2,943,565
159,286	Trina Solar Ltd. (ADR) * †	4,797,694
250,310	Yingli Green Energy Holding Co. Ltd. (ADR) *	3,228,999

		22,435,828

Denmark: 10.4%
378,940	Vestas Wind Systems A/S * #	16,470,352

Germany: 3.8%
21,740	SMA Solar Technology A.G. † #	2,738,794
203,492	Solarworld A.G. † #	3,311,661

		6,050,455

Italy: 5.0%
2,873,813	Enel Green Power SpA *	7,985,170

Japan: 4.3%
232,004	Kurita Water Industries Ltd. † #	6,883,319

Norway: 2.5%
1,115,403	Renewable Energy Corp. A.S. * † #	3,917,103

Spain: 9.8%
493,131	EDP Renovaveis S.A. * #	3,544,105
434,230	Gamesa Corp. Tecnologica S.A. * #	4,513,506
1,727,128	Iberdrola Renovables S.A. †	7,463,195

		15,520,806

Taiwan: 2.6%
765,029	Gintech Energy Corp. #	2,429,407
707,000	Neo Solar Power Corp. * #	1,773,216

		4,202,623

United States: 39.8%
105,598	American Superconductor Corp. * †	2,626,222
282,995	Covanta Holding Corp.	4,833,555
211,525	Cree, Inc. *	9,763,994
104,027	EnerSys, Inc. *	4,135,073
100,519	First Solar, Inc. * †	16,167,476
150,899	International Rectifier Corp. *	4,988,721
87,317	Itron, Inc. *	4,928,171
479,550	MEMC Electronic Materials, Inc. *	6,214,968
136,697	Sunpower Corp. * †	2,342,987
97,007	Tesla Motors Inc. * †	2,687,094
89,595	Veeco Instruments, Inc. * †	4,555,010

		63,243,271

Total Common Stocks (Cost: $175,463,390)		158,769,804

MONEY MARKET FUND: 0.3% (Cost: $451,320)
451,320	Dreyfus Government Cash Management Fund	451,320

Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $175,914,710)		159,221,124

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 29.1%

1,089,236	Bank of New York Institutional Cash Reserve Series (a) #	276,394
46,046,000	Bank of New York Overnight Government Fund	46,046,000

Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $47,135,236)		46,322,394

GLOBAL ALTERNATIVE ENERGY ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

OTHER: 0.3% (Cost: $0)
0	Capital Support Agreement (a) #	473,657

Total Investments: 129.6% (Cost: $223,049,946)		206,017,175
Liabilities in excess of other assets: (29.6)%		(47,042,758)

NET ASSETS: 100.0%		$158,974,417

ADR	American Depositary Receipt
USD	United States Dollar

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to certain conditions. This valuation represents the fair value of the CSA as of March 31, 2011.

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $45,634,974.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $64,985,966 which represents 40.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Auto-Cars/Light Trucks	1.7%	$2,687,094

Batteries / Battery System	2.6	4,135,073

Electric - Integrated	4.5	7,188,882

Electronic Component - Semiconductors	17.7	28,196,447

Electronic Measure Instrument	3.1	4,928,171

Energy - Alternate Sources	33.7	53,595,134

Power Conversion / Supply Equipment	24.5	39,102,457

Semiconductor Equipment	2.9	4,555,010

Sugar	3.1	4,871,995

Superconductor Products & Systems	1.6	2,626,222

Water Treatment Systems	4.3	6,883,319

Money Market Fund	0.3	451,320

	100.0%	$159,221,124

The summary of inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Austria	$—	$7,188,882	$—	$7,188,882

Brazil	4,871,995	—	—	4,871,995

China / Hong Kong	10,970,258	11,465,570	—	22,435,828

Denmark	—	16,470,352	—	16,470,352

Germany	—	6,050,455	—	6,050,455

Italy	7,985,170	—	—	7,985,170

Japan	—	6,883,319	—	6,883,319

Norway	—	3,917,103	—	3,917,103

Spain	7,463,195	8,057,611	—	15,520,806

Taiwan	—	4,202,623	—	4,202,623

United States	63,243,271	—	—	63,243,271

Money Market Funds	46,497,320	276,394	—	46,773,714

Capital Support Agreement	—	—	473,657	473,657

Total	$141,031,209	$64,512,309	$473,657	$206,017,175

GLOBAL ALTERNATIVE ENERGY ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2011:

Balance as of 12/31/10	$459,512

Realized gain (loss)	-

Change in unrealized appreciation (depreciation)	14,145

Net purchases (sales)	-

Transfers in and/or out of level 3	-

Balance as of 3/31/11	$473,657

See Notes to Schedules of Investments

GOLD MINERS ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Canada: 64.0%
4,296,555	Agnico-Eagle Mines Ltd. (USD)	$285,076,424
6,026,447	Aurizon Mines Ltd. (USD) *	42,365,922
19,184,343	Barrick Gold Corp. (USD)	995,859,245
18,012,432	Eldorado Gold Corp. (USD)	292,882,144
5,162,392	Gammon Gold, Inc. (USD) * †	53,946,996
15,445,111	Goldcorp, Inc. (USD)	769,166,528
16,802,492	Great Basin Gold Ltd. (USD) * †	44,358,579
13,853,497	IAMGOLD Corp. (USD)	305,054,004
21,781,893	Kinross Gold Corp. (USD)	343,064,815
2,965,140	Minefinders Corp. (USD) * †	39,050,894
7,214,916	Nevsun Resources Ltd. (USD) *	40,764,275
14,833,057	New Gold, Inc. (USD) *	173,695,097
10,814,513	Northgate Minerals Corp. (USD) * †	29,199,185
4,006,424	Pan American Silver Corp. (USD)	148,758,523
1,535,141	Seabridge Gold, Inc. (USD) * †	48,848,187
7,945,446	Silver Wheaton Corp. (USD) †	344,514,539
3,497,614	Tanzanian Royalty Exploration Corp. (USD) * †	22,139,897
23,178,116	Yamana Gold, Inc. (USD)	285,322,608

		4,264,067,862

Peru: 4.2%
6,476,841	Cia de Minas Buenaventura S.A. (ADR) *	278,309,858

South Africa: 13.3%
7,377,802	AngloGold Ashanti Ltd. (ADR)	353,765,606
16,747,680	Gold Fields Ltd. (ADR)	292,414,493
15,968,811	Harmony Gold Mining Co. Ltd. (ADR) †	237,456,220

		883,636,319

United Kingdom: 5.5%
3,385,565	Randgold Resources Ltd. (ADR) *	276,058,970
2,965,306	Silver Standard Resources, Inc. (USD) *	93,051,302

		369,110,272

United States: 13.0%
3,326,893	Coeur d’Alene Mines Corp. *	115,709,338
9,609,277	Golden Star Resources Ltd. *	28,539,553
10,376,323	Hecla Mining Co. * †	94,217,013
9,476,683	Newmont Mining Corp.	517,237,358
1,999,775	Royal Gold, Inc.	104,788,210
2,302,834	Vista Gold Corp. * †	9,211,336

		869,702,808

Total Common Stocks (Cost: $5,983,595,056)		6,664,827,119

MONEY MARKET FUNDS: 0.0%

6,000	Blackrock Federal Fund	6,000
3,751,862	Dreyfus Government Cash Management Fund	3,751,862

Total Money Market Funds (Cost: $3,757,862)		3,757,862

Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $5,987,352,918)		6,668,584,981

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 1.9%

2,984,133	Bank of New York Institutional Cash Reserve Series (a) #	757,224
125,206,000	Bank of New York Overnight Government Fund	125,206,000

Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $128,190,133)		125,963,224

OTHER: 0.0% (Cost: $0)
0	Capital Support Agreement (a) #	1,297,659

GOLD MINERS ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

Total Investments: 101.9% (Cost: $6,115,543,051)	6,795,845,864
Liabilities in excess of other assets: (1.9)%	(129,939,054)

NET ASSETS: 100.0%	$6,665,906,810

ADR	American Depositary Receipt
USD	United States Dollar

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to certain conditions. This valuation represents the fair value of the CSA as of March 31, 2011.

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $124,162,453.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,054,883 which represents 0.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Gold Mining	87.4%	$5,829,525,510

Precious Metals	2.3	154,760,232

Silver Mining	10.2	680,541,377

Money Market Funds	0.1	3,757,862

	100.0%	$6,668,584,981

The summary of inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Canada	$4,264,067,862	$—	$—	$4,264,067,862

Peru	278,309,858	—	—	278,309,858

South Africa	883,636,319	—	—	883,636,319

United Kingdom	369,110,272	—	—	369,110,272

United States	869,702,808	—	—	869,702,808

Money Market Funds	128,963,862	757,224	—	129,721,086

Capital Support Agreement	—	—	1,297,659	1,297,659

Total	$6,793,790,981	$757,224	$1,297,659	$6,795,845,864

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2011:

Balance as of 12/31/10	$ 1,258,907

Realized gain (loss)	-

Change in unrealized appreciation (depreciation)	38,752

Net purchases (sales)	-

Transfers in and/or out of level 3	-

Balance as of 3/31/11	$ 1,297,659

See Notes to Schedules of Investments

JUNIOR GOLD MINERS ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.4%
Australia: 12.3%
12,072,243	CGA Mining Ltd. (CAD) *	$37,479,490
33,749,582	Integra Mining Ltd. * † #	16,262,678
5,238,538	Kingsgate Consolidated Ltd. #	47,104,906
6,737,425	Medusa Mining Ltd. #	48,807,052
9,492,976	OceanaGold Corp. (CAD) * †	26,153,869
17,337,619	Perseus Mining Ltd. * † #	55,419,911
12,894,697	Resolute Mining Ltd. * † #	16,604,214
13,199,297	St. Barbara Ltd. * † #	29,728,005

		277,560,125

Canada: 65.2%
4,971,135	Alamos Gold, Inc.	78,393,432
6,573,166	Aurizon Mines Ltd. *	46,084,803
10,786,602	B2Gold Corp. * †	33,044,538
6,872,531	Banro Corp. * †	17,521,333
3,841,307	Colossus Minerals, Inc. *	32,262,635
8,977,565	Crocodile Gold Corp. *	8,121,570
2,736,775	Detour Gold Corp. *	86,260,109
4,094,003	Dundee Precious Metals, Inc. *	36,657,688
3,002,849	East Asia Minerals Corp. *	18,089,638
2,940,526	Endeavour Silver Corp. (USD) * †	28,875,965
5,861,883	European Goldfields Ltd. *	73,759,391
3,461,932	Exeter Resource Corp. (USD) *	18,486,717
3,508,700	Extorre Gold Mines Ltd. *	20,740,195
4,401,635	First Majestic Silver Corp. *	93,259,005
6,378,986	Fronteer Gold, Inc. (USD) * †	96,131,319
1,347,500	Gabriel Resources Ltd. *	10,001,491
5,810,471	Gammon Gold, Inc. (USD) * †	60,719,422
8,868,249	Gran Colombia Gold Corp. *	16,045,354
18,516,936	Great Basin Gold Ltd. * †	48,540,927
2,651,378	Greystar Resources Ltd. * †	7,468,287
3,130,709	Guyana Goldfields, Inc. *	30,317,429
2,946,334	International Tower Hill Mines Ltd. * †	29,470,912
10,249,828	Jinshan Gold Mines, Inc. * †	58,058,651
2,426,695	Kirkland Lake Gold, Inc. *	33,752,951
14,563,715	Lake Shore Gold Corp. * †	61,234,227
5,764,758	Medoro Resources Ltd. * †	11,022,822
3,370,157	Minefinders Corp. (USD) * †	44,384,968
8,390,530	Nevsun Resources Ltd. *	47,440,673
12,548,611	Northgate Minerals Corp. (USD) * †	33,881,250
3,908,818	Premier Gold Mines Ltd. *	28,891,700
2,701,013	Rainy River Resources Ltd. *	29,432,781
20,536,821	Romarco Minerals, Inc. * †	46,868,921
6,747,133	Rubicon Minerals Corp. *	34,819,437
12,450,036	San Gold Corp. * †	32,764,937
6,821,218	Silvercorp Metals, Inc.	98,943,599
4,716,950	Timmins Gold Corp. *	12,171,210

		1,463,920,287

China / Hong Kong: 2.2%
12,176,000	Lingbao Gold Co. Ltd. (Class H) #	10,028,696
18,419,500	Real Gold Mining Ltd. * † #	26,120,469
227,390,000	Sino Prosper State Gold Resources Holdings Ltd. * #	12,820,601

		48,969,766

South Africa: 0.1%
514,527	DRDGOLD Ltd. (ADR) †	2,726,993

United Kingdom: 6.3%
5,792,909	Avocet Mining Plc * #	22,775,636
4,627,841	Highland Gold Mining Ltd. * #	12,643,349
3,369,056	Silver Standard Resources, Inc. (USD) * †	105,720,977

		141,139,962

United States: 14.3%
11,713,461	Alacer Gold Corp. (CAD) * †	107,290,607
3,488,078	Allied Nevada Gold Corp. *	123,757,007

JUNIOR GOLD MINERS ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

11,038,593	Golden Star Resources Ltd. *	32,784,621
3,305,950	Jaguar Mining, Inc. * †	17,257,059
4,465,077	U.S. Gold Corp. * †	39,426,630

		320,515,924

Total Common Stocks (Cost: $1,892,476,538)		2,254,833,057

Total Investments Before Collateral for Securities Loaned: 100.4% (Cost: $1,892,476,539)		2,254,833,057

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 5.8% (Cost: $129,906,000)
129,906,000	Bank of New York Overnight Government Fund	129,906,000

Total Investments: 106.2% (Cost: $2,022,382,539)		2,384,739,057
Liabilities in excess of other assets: (6.2)%		(138,578,165)

NET ASSETS: 100.0%		$2,246,160,892

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $124,701,824.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $298,315,517 which represents 13.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Diversified Minerals	6.5%	$147,213,434

Gold Mining	74.4	1,677,832,646

Metal - Diversified	0.8	18,089,638

Precious Metals	3.8	84,897,793

Silver Mining	14.5	326,799,546

	100.0%	$2,254,833,057

The summary of inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Australia	$63,633,359	$213,926,766	$—	$277,560,125

Canada	1,463,920,287	—	—	1,463,920,287

China / Hong Kong	—	48,969,766	—	48,969,766

South Africa	2,726,993	—	—	2,726,993

United Kingdom	105,720,977	35,418,985	—	141,139,962

United States	320,515,924	—	—	320,515,924

Money Market Funds	129,906,000	—	—	129,906,000

Total	$2,086,423,540	$298,315,517	$—	$2,384,739,057

See Notes to Schedules of Investments

URANIUM+NUCLEAR ENERGY ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 95.8%
Australia: 8.3%
1,049,884	Energy Resources of Australia Ltd. † #	$8,655,676
2,049,773	Paladin Energy Ltd. * #	7,673,100

		16,328,776

Canada: 23.5%
471,383	Cameco Corp. (USD) †	14,160,345
3,104,608	Denison Mines Corp. * †	7,372,546
1,138,774	Forsys Metals Corp. *	2,224,282
665,887	Fronteer Development Group, Inc. *	10,035,367
1,548,062	Hathor Exploration Ltd. *	2,864,571
2,893,131	Uex Corp. * †	3,509,529
1,628,221	Uranium One, Inc. †	6,360,565

		46,527,205

France: 13.1%
199,638	Areva S.A. †	8,881,652
411,263	Electricite de France S.A. † #	17,066,877

		25,948,529

Japan: 18.7%
1,909,514	IHI Corp. #	4,670,949
337,374	JGC Corp. #	7,901,538
1,371,805	Kajima Corp. † #	3,849,246
4,143,306	Mitsubishi Heavy Industries Ltd. #	19,106,440
126,400	Toshiba Plant Systems & Services Corp. #	1,431,992

		36,960,165

South Africa: 1.5%
3,367,917	First Uranium Corp. (CAD) * †	2,977,547

United States: 30.7%
562,675	Constellation Energy Group, Inc.	17,516,073
1,262,605	EnergySolutions, Inc.	7,525,126
409,434	Exelon Corp.	16,885,058
993,727	Uranium Energy Corp. * †	3,964,971
1,317,669	Uranium Resources Inc. * †	2,740,752
260,800	US Ecology, Inc.	4,545,744
1,730,275	USEC, Inc. *	7,613,210

		60,790,934

Total Common Stocks (Cost: $197,320,004)		189,533,156

CLOSED-END FUND: 3.9% (Cost: $7,973,441)
1,135,923	Uranium Participation Corp. * †	7,660,401

Total Investments Before Collateral for Securities Loaned: 99.7% (Cost: $205,293,445)		197,193,557

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 18.9%

258,247	Bank of New York Institutional Cash Reserve Series (a) #	65,530
37,244,000	Bank of New York Overnight Government Fund	37,244,000

Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $37,502,247)		37,309,530

OTHER: 0.0% (Cost: $0)
0	Capital Support Agreement (a) #	112,299

Total Investments: 118.6% (Cost: $242,795,692)		234,615,386
Liabilities in excess of other assets: (18.6)%		(36,872,695)

NET ASSETS: 100.0%		$197,742,691

CAD Canadian Dollar

URANIUM+NUCLEAR ENERGY ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

USD	United States Dollar

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to certain conditions. This valuation represents the fair value of the CSA as of March 31, 2011.

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $35,844,827.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $70,533,647 which represents 35.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Building & Construction	2.0%	$3,849,246

Diversified Minerals	5.1	10,035,367

Electric - Integrated	26.1	51,468,008

Energy - Alternate Sources	4.5	8,881,652

Engineering / R&D Services	4.7	9,333,530

Hazardous Waste Disposal	6.1	12,070,870

Machinery - General Industry	12.1	23,777,389

Metal - Diversified	1.5	2,977,547

Non-Ferrous Metals	34.0	67,139,547

Closed-End Fund	3.9	7,660,401

	100.0%	$197,193,557

The summary of inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Australia	$—	$16,328,776	$—	$16,328,776

Canada	46,527,205	—	—	46,527,205

France	8,881,652	17,066,877	—	25,948,529

Japan	—	36,960,165	—	36,960,165

South Africa	2,977,547	—	—	2,977,547

United States	60,790,934	—	—	60,790,934

Closed-End Fund	7,660,401	—	—	7,660,401

Money Market Funds	37,244,000	65,530	—	37,309,530

Capital Support Agreement	—	—	112,299	112,299

Total	$164,081,739	$70,421,348	$112,299	$234,615,386

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2011:

Balance as of 12/31/10	$ 108,946

Realized gain (loss)	-

Change in unrealized appreciation (depreciation)	3,353

Net purchases (sales)	-

Transfers in and/or out of level 3	-

Balance as of 3/31/11	$ 112,299

See Notes to Schedules of Investments

RARE EARTH / STRATEGIC METALS ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 97.9%
Australia: 22.6%
8,613,557	Arafura Resources Ltd. * † #	$11,155,852
3,260,046	Galaxy Resources Ltd. * #	4,387,727
3,303,300	Iluka Resources Ltd. #	45,437,840
11,672,811	International Ferro Metals Ltd. (GBP) * #	5,007,025
16,628,223	Lynas Corp. Ltd. * † #	38,725,794

		104,714,238

Canada: 21.1%
2,520,287	Avalon Rare Metals, Inc. * †	20,260,750
2,224,817	Neo Material Technologies, Inc. *	21,339,031
1,519,484	Quest Rare Minerals Ltd. *	9,372,299
1,187,524	Rare Element Resources Ltd. (USD) * †	15,639,691
2,482,833	Thompson Creek Metals Co. Inc. * †	31,011,484

		97,623,255

China / Hong Kong: 15.5%
778,319	5N Plus, Inc. (CAD) *	7,417,134
22,110,000	China Molybdenum Co. Ltd. (Class H) † #	19,273,722
31,310,000	China Rare Earth Holdings Ltd. * † #	13,746,351
47,770,000	Hunan Non-Ferrous Metal Corp. Ltd. * #	18,108,639
380,470,000	North Mining Shares Co. Ltd. * #	13,457,716

		72,003,562

Ireland: 6.4%
42,006,407	Kenmare Resources PLC (GBP) #	29,899,458

Japan: 9.4%
85,200	Daiichi Kigenso Kagaku-Kogyo Co. Ltd. † #	3,273,011
335,800	OSAKA Titanium Technologies Co. † #	23,159,270
660,400	Toho Titanium Co. Ltd. * † #	16,957,374

		43,389,655

Mexico: 4.4%
6,678,900	Cia Minera Autlan S.A.B de C.V. *	20,248,864

United States: 18.5%
1,935,219	General Moly, Inc. * †	10,411,478
447,181	Molycorp, Inc. * †	26,839,804
666,250	RTI International Metals, Inc. *	20,753,688
1,480,717	Titanium Metals Corp. *	27,511,722

		85,516,692

Total Common Stocks (Cost: $394,866,165)		453,395,724

PREFERRED STOCK: 1.9%
Brazil: 1.9%
1,177,550	Cia de Ferro Ligas da Bahia	9,185,867

Total Investments Before Collateral for Securities Loaned: 99.8% (Cost: $404,201,045)		462,581,591

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 20.4% (Cost: $94,385,000)

94,385,000	Bank of New York Overnight Government Fund	94,385,000

Total Investments: 120.2% (Cost: $498,586,045)		556,966,591
Liabilities in excess of other assets: (20.2)%		(93,784,519)

NET ASSETS: 100.0%		$463,182,072

CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $87,954,577.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $242,589,779 which represents 52.4% of net assets.

RARE EARTH / STRATEGIC METALS ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Advanced Materials / Products	4.6%	$21,339,031

Chemicals	0.7	3,273,011

Diversified Minerals	26.8	124,143,604

Metal - Diversified	25.7	118,690,814

Metal - Iron	6.4	29,434,731

Metal Processors & Fabricator	4.5	20,753,688

Mining	1.1	5,007,025

Non-Ferrous Metals	30.2	139,939,687

	100.0%	$462,581,591

The summary of inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Australia	$—	$104,714,238	$—	$104,714,238

Canada	97,623,255	—	—	97,623,255

China / Hong Kong	7,417,134	64,586,428	—	72,003,562

Ireland	—	29,899,458	—	29,899,458

Japan	—	43,389,655	—	43,389,655

Mexico	20,248,864	—	—	20,248,864

United States	85,516,692	—	—	85,516,692

Preferred Stock:

Brazil	9,185,867	—	—	9,185,867

Money Market Fund	94,385,000	—	—	94,385,000

Total	$314,376,812	$242,589,779	$—	$556,966,591

See Notes to Schedules of Investments

RVE HARD ASSETS PRODUCERS ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.2%
Argentina: 0.1%
9,332	Cresud S.A.C.I.F. y S.A. (ADR)	$168,909

Australia: 4.2%
84,510	Alumina Ltd. #	215,362
19,314	Aquarius Platinum Ltd. #	107,616
114,561	BHP Billiton Ltd. #	5,497,576
61,876	BlueScope Steel Ltd. #	126,345
388	Coal & Allied Industries Ltd. #	47,896
29,938	Equinox Minerals Ltd. (CAD) *	176,658
42,758	Fortescue Metals Group Ltd. #	283,261
49,793	GrainCorp. Ltd. #	391,832
14,285	Iluka Resources Ltd. #	196,494
37,455	Newcrest Mining Ltd. #	1,542,637
45,258	OneSteel Ltd. #	114,110
22,246	Origin Energy Ltd. #	373,293
5,765	Origin Energy Ltd. Rights (AUD 3.20, expiring 04/06/11) *	19,078
110,549	OZ Minerals Ltd. #	182,516
27,807	Santos Ltd. #	447,015
18,868	Woodside Petroleum Ltd. #	913,273
6,562	WorleyParsons Ltd. #	210,190

		10,845,152

Austria: 0.3%
712	Mayr-Melnhof Karton A.G. #	83,161
4,704	OMV A.G. #	212,947
5,715	Verbund - Oesterreichische Elektrizis A.G. † #	254,119
3,849	Voestalpine A.G. #	181,123

		731,350

Bermuda: 0.1%
9,101	Nabors Industries Ltd. (USD) *	276,488

Brazil: 2.0%
6,525	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	383,278
6,150	Cia de Saneamento de Minas Gerais-COPA S.A.	103,587
27,337	Cia Siderurgica Nacional S.A. (ADR)	455,434
18,650	Fibria Celulose S.A. *	302,894
24,497	Gerdau S.A. (ADR) †	306,212
47,960	Petroleo Brasileiro S.A. (ADR)	1,939,023
12,200	SLC Agricola S.A.	169,866
45,580	Vale S.A. (ADR)	1,520,093

		5,180,387

Canada: 13.4%
8,287	Agnico-Eagle Mines Ltd. (USD)	549,842
48,996	Barrick Gold Corp. (USD)	2,543,382
13,464	Cameco Corp. (USD)	404,459
34,788	Canadian Natural Resources Ltd. (USD)	1,719,571
7,896	Canfor Corp. *	120,134
7,754	Centerra Gold, Inc.	138,699
4,097	Detour Gold Corp. *	129,133
4,062	Domtar Corp. (USD)	372,810
26,901	Eldorado Gold Corp. (USD)	437,410
12,258	Enbridge, Inc. (USD)	753,254
23,420	EnCana Corp. (USD)	808,693
6,670	European Goldfields Ltd. *	83,928
2,942	First Quantum Minerals Ltd.	379,322
11,453	Gabriel Resources Ltd. *	85,007
39,175	Goldcorp, Inc. (USD)	1,950,915
8,216	Husky Energy, Inc. †	248,824
18,379	IAMGOLD Corp.	403,762
8,089	Imperial Oil Ltd. (USD) †	413,105
2,476	Inmet Mining Corp.	173,466
14,750	Ivanhoe Mines Ltd. *	403,189
55,633	Kinross Gold Corp. (USD)	876,220
17,471	Lundin Mining Corp. *	144,581
16,733	Nexen, Inc. (USD)	416,986

RVE HARD ASSETS PRODUCERS ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

14,802	Osisko Mining Corp. *	212,424
8,516	Pacific Rubiales Energy Corp.	235,498
5,290	Pan American Silver Corp. (USD) †	196,418
214,485	Potash Corp. of Saskatchewan, Inc. (USD)	12,639,601
13,360	Semafo, Inc. *	127,591
17,311	Silver Wheaton Corp. (USD) †	750,605
49,938	Suncor Energy, Inc. (USD)	2,239,220
32,438	Talisman Energy, Inc. (USD)	801,219
16,533	Teck Cominco Ltd. (USD)	876,580
7,036	TransAlta Corp.	147,845
22,240	TransCanada Corp. (USD) †	901,387
15,684	Uranium One, Inc. †	61,269
93,311	Viterra, Inc.	1,128,077
2,923	West Fraser Timber Co. Ltd.	181,585
36,384	Yamana Gold, Inc. (USD)	447,887

		34,503,898

Chile: 0.3%
2,521	Cap S.A.	121,544
11,747	Empresas CMPC S.A.	567,553
49,717	Inversiones Aguas Metropolitanas S.A.	75,434

		764,531

China / Hong Kong: 2.8%
5,385	Aluminum Corp of China Ltd. (ADR) * †	127,463
37,200	Angang New Steel Co. Ltd. #	50,929
669,668	Chaoda Modern Agriculture Holdings Ltd. #	416,240
400,742	China Agri-Industries Holdings Ltd. #	448,943
130,652	China Coal Energy Co. Ltd. #	177,588
45,100	China Molybdenum Co. Ltd. (Class H) #	39,315
49,600	China Oilfield Services Ltd. (Class H) #	112,020
533,683	China Petroleum & Chemical Corp. #	532,914
107,991	China Shenhua Energy Co. Ltd. #	508,311
506,079	CNOOC Ltd. #	1,278,931
39,000	Dongfang Electric Corp. Machinery Co. Ltd. #	132,825
47,800	Fosun International Ltd. #	36,676
112,500	Huaneng Power International, Inc. #	65,829
14,200	Inner Mongolia Yitai Coal Co. (USD) #	99,797
18,635	JA Solar Holdings Co. Ltd. (ADR) * †	130,445
47,600	Jiangxi Copper Co. Ltd. (Class H) #	158,560
69,600	Kunlun Energy Co. Ltd. #	110,855
171,100	Lee & Man Paper Manufacturing Ltd. #	116,914
60,000	Maanshan Iron and Steel Co. Ltd. (Class H) #	32,447
149,657	Nine Dragons Paper Holdings Ltd. #	179,093
670,940	PetroChina Co. Ltd. (Class H) #	1,020,670
55,100	Shandong Chenming Paper Holdings Ltd. (Class B) #	45,952
24,286	Sino-Forest Corp. (CAD) *	631,648
14,373	Suntech Power Holdings Co. Ltd. (ADR) * †	141,718
9,044	Trina Solar Ltd. (ADR) * †	272,405
62,000	Yanzhou Coal Mining Co. Ltd. #	224,807
21,300	Zhaojin Mining Industry Co. Ltd. † #	95,183
196,641	Zijin Mining Group Ltd. #	156,728

		7,345,206

Denmark: 0.4%
23,335	Vestas Wind Systems A/S * #	1,014,239

Finland: 0.4%
4,070	Neste Oil Oyj #	83,975
3,818	Outokumpu Oyj † #	66,187
2,889	Rautaruukki Oyj #	69,257
60,520	Stora Enso Oyj (R Shares) * #	721,454

		940,873

France: 2.9%
341	Eramet S.A. #	126,199
32,223	Suez Environnement Co. #	668,308
3,478	Technip S.A. #	371,315
74,696	Total S.A. #	4,557,597
57,178	Veolia Environnement S.A. #	1,783,197

		7,506,616

RVE HARD ASSETS PRODUCERS ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

Germany: 0.3%
3,366	BayWa A.G. #	152,578
1,303	Salzgitter A.G. #	102,727
9,599	Solarworld A.G. † #	156,216
11,372	ThyssenKrupp A.G. #	463,501

		875,022

Hungary: 0.1%
1,501	MOL Hungarian Oil & Gas NyRt * #	192,258

India: 0.5%
25,502	Reliance Industries Ltd. (GDR) * #	1,211,804
6,884	Sterlite Industries India Ltd. (ADR)	106,289

		1,318,093

Indonesia: 0.4%
570,500	Adaro Energy Tbk PT #	143,775
80,244	Astra Agro Lestari Tbk PT #	208,865
2,411,500	Bakrie Sumatera Plantations Tbk PT #	99,567
660,500	Bumi Resources Tbk PT #	253,467
71,954	International Nickel Indonesia Tbk PT #	39,373
747,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	195,006

		940,053

Ireland: 0.1%
11,784	Smurfit Kappa Group Plc * #	150,013

Italy: 1.0%
88,771	ENI S.p.A. #	2,181,131
8,010	Saipem S.p.A. #	426,095

		2,607,226

Japan: 1.8%
5,717	Hitachi Metals Ltd. #	72,357
68	Inpex Holdings, Inc. #	516,323
15,364	JFE Holdings, Inc. #	451,479
70,000	JX Holdings, Inc. #	472,003
84,435	Kobe Steel Ltd. #	219,400
11,865	Kurita Water Industries Ltd. #	352,022
39,129	Mitsubishi Materials Corp. #	133,017
9,900	Nippon Paper Group, Inc. #	211,681
182,473	Nippon Steel Corp. #	585,859
59,414	Nippon Suisan Kaisha Ltd. † #	165,687
88,376	OJI Paper Co. Ltd. #	421,244
22,170	Rengo Co. Ltd. #	145,264
13,983	Sumitomo Forestry Co. Ltd. #	127,182
118,301	Sumitomo Metal Industries Ltd. #	265,420
17,823	Sumitomo Metal Mining Ltd. #	307,502
8,300	TonenGeneral Sekiyu K.K. #	102,880

		4,549,320

Luxembourg: 0.7%
31,527	ArcelorMittal #	1,141,353
4,127	Evraz Group S.A. (GDR) * † # Reg S	163,918
7,510	Tenaris S.A. (ADR) †	371,445
2,600	Ternium S.A. (ADR)	93,444

		1,770,160

Malaysia: 1.0%
57,051	Genting Plantation Bhd #	150,519
771,994	IOI Corp. Bhd #	1,467,045
100,078	Kuala Lumpur Kepong Bhd #	700,083
320,000	Kulim Malaysia Bhd #	352,024
38,400	Kulim Malaysia Bhd Warrants (MYR 3.85, expiring 02/27/16) *	12,425

		2,682,096

Mexico: 0.3%
35,900	Gruma, S.A. de C.V. (Class B) *	75,314
128,153	Grupo Mexico, S.A.B. de C.V.	480,012
6,087	Industrias Penoles, S.A. de C.V.	223,676

		779,002

Netherlands: 1.6%
6,565	CNH Global N.V. (USD) *	318,731

RVE HARD ASSETS PRODUCERS ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

8,818	Nutreco Holding N.V. † #	647,607
85,746	Royal Dutch Shell Plc (GBP) #	3,111,360

		4,077,698

Norway: 2.0%
13,113	Cermaq ASA * #	231,376
628,478	Marine Harvest ASA #	779,831
31,146	Norsk Hydro ASA #	255,266
68,835	Renewable Energy Corp. A.S. * † #	241,737
9,425	SeaDrill Ltd. #	340,660
33,469	Statoil ASA #	926,703
46,706	Yara International ASA #	2,365,289

		5,140,862

Papua N.Guinea: 0.1%
34,305	Oil Search Ltd. (AUD) #	252,601

Peru: 0.2%
10,549	Cia de Minas Buenaventura S.A. (ADR) *	453,291
7,638	Hochschild Mining Plc (GBP) #	78,814

		532,105

Philippines: 0.0%
91,900	Manila Water Co. Inc. #	38,506

Poland: 0.2%
4,657	KGHM Polska Miedz S.A. #	295,399
9,860	Polski Koncern Naftowy Orlen S.A. * #	182,827
51,044	Polskie Gornictwo Naftowe I Gazownictwo S.A. #	67,671

		545,897

Portugal: 0.1%
8,788	Galp Energia, SGPS, S.A. #	188,061
18,629	Portucel-Empresa Productora de Pasta e Papel S.A. #	65,483

		253,544

Russia: 2.8%
27,551	JSC MMC Norilsk Nickel (ADR) #	729,353
13,568	Lukoil (ADR)	971,422
3,932	Magnitogorsk Iron & Steel Works (GDR) # Reg S	57,457
4,689	Mechel OAO (ADR)	144,374
4,664	Novatek OAO (GDR) # Reg S	647,544
2,883	Novolipetsk Steel (GDR) #	126,649
94,123	OAO Gazprom (ADR) #	3,046,835
6,310	Polymetal (GDR) * Reg S	119,259
6,360	Polyus Gold Co. (ADR) †	223,363
51,913	Rosneft Oil Co. (GDR) * #	474,008
6,064	Severstal (GDR) # Reg S	118,888
31,136	Surgutneftegaz (ADR) † #	338,460
7,669	Tatneft (ADR) # Reg S	338,991

		7,336,603

Singapore: 1.6%
1,566,319	Golden Agri-Resources Ltd. #	856,522
36,354	Golden Agri-Resources Ltd. Warrants (SGD 0.54, expiring 07/23/12) *	4,903
67,050	Hyflux Ltd. † #	114,894
411,965	Olam International Ltd. #	914,716
539,664	Wilmar International Ltd. #	2,333,984

		4,225,019

South Africa: 1.8%
3,265	African Rainbow Minerals Ltd. #	107,622
2,549	Anglo Platinum Ltd. #	262,243
18,695	AngloGold Ashanti Ltd. (ADR)	896,425
3,985	ArcelorMittal South Africa Ltd. #	52,974
10,579	Astral Foods Ltd. #	192,953
5,401	Exxaro Resources Ltd. #	131,957
34,559	Gold Fields Ltd. (ADR)	603,400
17,884	Harmony Gold Mining Co. Ltd. (ADR)	265,935
24,265	Impala Platinum Holdings Ltd. #	701,667
2,649	Kumba Iron Ore Ltd. #	187,290
6,569	Northern Platinum Ltd. #	42,683
53,081	Sappi Ltd. * † #	281,167
14,959	Sasol Ltd. #	866,207

RVE HARD ASSETS PRODUCERS ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

		4,592,523

South Korea: 0.9%
1,928	Hyundai Steel Co. #	245,769
471	Korea Zinc Co. Ltd. #	171,281
2,436	POSCO #	1,117,696
1,959	SK Energy Co. Ltd. #	376,557
1,018	SK Holdings Co. Ltd. #	152,935
1,310	S-Oil Corp. #	181,186
6,042	Woongjin Coway Co. Ltd. #	208,495

		2,453,919

Spain: 0.5%
3,621	Acerinox S.A. #	71,550
22,436	Gamesa Corp. Tecnologica S.A. * #	233,206
25,505	Repsol YPF S.A. #	875,337

		1,180,093

Sweden: 0.5%
9,336	Boliden AB #	200,970
3,991	Holmen AB (B Shares) † #	137,939
2,376	SSAB AB (B Shares) * #	32,899
59,588	Svenska Cellulosa AB (B Shares) #	959,436

		1,331,244

Switzerland: 3.7%
8,024	Noble Corp. (USD)	366,055
23,752	Syngenta A.G. #	7,757,972
10,149	Transocean, Inc. (USD) *	791,115
23,583	Weatherford International Ltd. (USD) *	532,976

		9,448,118

Taiwan: 0.2%
364,085	China Steel Corp. #	435,219
52,420	Formosa Petrochemical Corp. #	171,902

		607,121

Turkey: 0.1%
28,261	Eregli Demir ve Celik Fabrikalari T.A.S. * #	75,721
8,957	Eregli Demir ve Celik Fabrikalari TAS *	22,511
3,903	Tupras-Turkiye Petrol Rafinerileri A.S. #	114,529

		212,761

United Kingdom: 8.1%
9,595	Acergy S.A. (NOK) #	242,113
10,594	African Minerals Ltd. *	84,993
45,056	Anglo American Plc #	2,313,405
13,242	Antofagasta Plc #	288,436
107,687	BG Group Plc #	2,671,297
597,837	BP Plc #	4,388,936
44,513	Cairn Energy Plc * #	329,558
163,927	Centrica Plc #	854,182
4,561	ENSCO International Plc (ADR)	263,808
7,232	Kazakhmys Plc #	161,384
7,479	Lonmin Plc #	204,005
36,293	Mondi Plc #	348,561
43,537	Northumbrian Water Group Plc	231,834
40,891	Pennon Group Plc #	409,687
7,916	Petrofac Ltd. #	189,015
7,875	Petropavlovsk Plc #	125,933
4,466	Randgold Resources Ltd. (ADR) *	364,158
52,099	Rio Tinto Plc #	3,680,439
27,162	Severn Trent Plc #	635,745
28,246	Tullow Oil Plc #	654,928
78,078	United Utilities Group Plc #	739,817
3,507	Vedanta Resources Plc #	133,561
66,408	Xstrata Plc #	1,548,195

		20,863,990

United States: 42.7%
23,705	AGCO Corp. *	1,303,064
39,670	Agrium, Inc.	3,659,954
36,275	Alcoa, Inc.	640,254

RVE HARD ASSETS PRODUCERS ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

3,369	Allegheny Technologies, Inc. †	228,149
3,799	Allied Nevada Gold Corp. *	134,789
3,832	Alpha Natural Resources, Inc. * †	227,506
15,784	Anadarko Petroleum Corp.	1,293,025
4,645	Andersons, Inc.	226,304
12,174	Apache Corp.	1,593,820
15,805	Aqua America, Inc.	361,776
160,011	Archer-Daniels-Midland Co.	5,761,996
13,813	Baker Hughes, Inc.	1,014,289
2,591	Bucyrus International, Inc.	236,947
36,378	Bunge Ltd.	2,631,221
3,317	Cabot Oil & Gas Corp.	175,701
7,785	Cameron International Corp. *	444,523
17,901	CF Industries Holdings, Inc.	2,448,678
20,917	Chesapeake Energy Corp.	701,138
63,851	Chevron Corp.	6,859,513
2,720	Cimarex Energy Co.	313,453
4,624	Cliffs Natural Resources, Inc.	454,447
4,382	Coeur d’Alene Mines Corp. *	152,406
3,277	Concho Resources, Inc. *	351,622
45,473	ConocoPhillips	3,631,474
7,196	Consol Energy, Inc.	385,921
1,463	Continental Resources, Inc. *	104,561
19,129	Corn Products International, Inc.	991,265
29,314	Darling International, Inc. *	450,556
105,713	Deere & Co.	10,242,533
12,755	Denbury Resources, Inc. *	311,222
13,582	Devon Energy Corp.	1,246,420
2,211	Diamond Offshore Drilling, Inc. †	171,795
22,416	El Paso Corp.	403,488
8,089	EOG Resources, Inc.	958,627
4,745	EQT Corp.	236,775
157,718	Exxon Mobil Corp.	13,268,815
6,199	First Solar, Inc. * †	997,047
3,821	FMC Technologies, Inc. *	361,008
32,309	Freeport-McMoRan Copper & Gold, Inc.	1,794,765
7,812	Graphic Packaging Holding Co. *	42,341
29,051	Halliburton Co.	1,447,902
13,696	Hecla Mining Co. *	124,360
3,382	Helmerich & Payne, Inc.	232,310
9,559	Hess Corp.	814,522
43,458	International Paper Co.	1,311,562
4,641	Itron, Inc. *	261,938
3,333	Joy Global, Inc.	329,334
3,149	Lindsay Corp. †	248,834
22,592	Marathon Oil Corp.	1,204,380
7,425	McDermott International, Inc. *	188,521
16,639	MeadWestvaco Corp.	504,661
134,752	Monsanto Co.	9,737,179
40,329	Mosaic Co.	3,175,909
6,134	Murphy Oil Corp.	450,358
15,880	Nalco Holding Co.	433,683
13,393	National Oilwell Varco, Inc.	1,061,663
4,273	Newfield Exploration Co. *	324,791
24,203	Newmont Mining Corp.	1,321,000
5,590	Noble Energy, Inc.	540,273
10,783	Nucor Corp. †	496,234
25,854	Occidental Petroleum Corp.	2,701,484
2,290	Ormat Technologies, Inc. †	58,006
10,115	Packaging Corp. of America	292,222
8,606	Peabody Energy Corp.	619,288
9,620	Petrohawk Energy Corp. *	236,075
19,368	Pilgrim’s Pride Corp. *	149,327
3,704	Pioneer Natural Resources Co.	377,512
4,456	Plains Exploration & Production Co. *	161,441
5,631	Pride International, Inc. *	241,851
5,608	QEP Resources, Inc.	227,348
5,105	Range Resources Corp.	298,438
2,549	Reliance Steel & Aluminum Co.	147,281

RVE HARD ASSETS PRODUCERS ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

3,893	Rock-Tenn Co. (Class A) †	269,980
43,289	Schlumberger Ltd.	4,037,132
82	Seaboard Corp.	197,866
41,684	Smithfield Foods, Inc. *	1,002,917
9,247	Smurfit-Stone Container Corp. *	357,397
5,803	Southern Copper Corp.	233,687
11,061	Southwestern Energy Co. *	475,291
20,631	Spectra Energy Corp. †	560,751
7,439	Steel Dynamics, Inc.	139,630
11,215	Sunpower Corp. * †	192,225
10,692	Temple-Inland, Inc.	250,193
18,280	Tractor Supply Co.	1,094,241
74,877	Tyson Foods, Inc.	1,436,890
4,853	Ultra Petroleum Corp. *	239,010
4,907	United States Steel Corp.	264,684
18,097	Valero Energy Corp.	539,653
53,088	Weyerhaeuser Co.	1,305,965
3,757	Whiting Petroleum Corp. *	275,952
18,646	Williams Companies, Inc.	581,382

		109,987,721

Total Common Stocks (Cost: $208,604,133)		258,221,217

Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $208,604,133)		258,221,217

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 3.1% (Cost: $8,043,000)
8,043,000	Bank of New York Overnight Government Fund	8,043,000

Total Investments: 103.3% (Cost: $216,647,133)		266,264,217
Liabilities in excess of other assets: (3.3)%		(8,424,412)

NET ASSETS: 100.0%		$257,839,805

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
MYR	Malaysian Ringgit
NOK	Norwegian Krone
SGD	Singapore Dollar
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $7,812,746.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $97,818,710 which represents 37.9% of net assets.

Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Agriculture	30.2	77,926,520

Alternative Energy Sources	1.8	4,684,597

Base/Industrial Metals	12.9	33,411,880

Basic Materials	1.1	2,852,276

Consumer, Non-cyclical	0.2	534,315

Energy	40.6	104,896,405

Forest Products	4.2	10,876,531

Industrial	0.3	636,685

Precious Metals	6.3	16,213,767

Utilities	0.3	810,401

Water	2.1	5,377,840

	100.0%	$258,221,217

RVE HARD ASSETS PRODUCERS ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

The summary of inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Argentina	$168,909	$—	$—	$168,909

Australia	195,736	10,649,416	—	10,845,152

Austria	—	731,350	—	731,350

Bermuda	276,488	—	—	276,488

Brazil	5,180,387	—	—	5,180,387

Canada	34,503,898	—	—	34,503,898

Chile	764,531	—	—	764,531

China / Hong Kong	1,303,679	6,041,527	—	7,345,206

Denmark	—	1,014,239	—	1,014,239

Finland	—	940,873	—	940,873

France	—	7,506,616	—	7,506,616

Germany	—	875,022	—	875,022

Hungary	—	192,258	—	192,258

India	106,289	1,211,804	—	1,318,093

Indonesia	—	940,053	—	940,053

Ireland	—	150,013	—	150,013

Italy	—	2,607,226	—	2,607,226

Japan	—	4,549,320	—	4,549,320

Luxembourg	464,889	1,305,271	—	1,770,160

Malaysia	12,425	2,669,671	—	2,682,096

Mexico	779,002	—	—	779,002

Netherlands	318,731	3,758,967	—	4,077,698

Norway	—	5,140,862	—	5,140,862

Papua N.Guinea	—	252,601	—	252,601

Peru	453,291	78,814	—	532,105

Philippines	—	38,506	—	38,506

Poland	—	545,897	—	545,897

Portugal	—	253,544	—	253,544

Russia	1,458,418	5,878,185	—	7,336,603

Singapore	4,903	4,220,116	—	4,225,019

South Africa	1,765,760	2,826,763	—	4,592,523

South Korea	—	2,453,919	—	2,453,919

Spain	—	1,180,093	—	1,180,093

Sweden	—	1,331,244	—	1,331,244

Switzerland	1,690,146	7,757,972	—	9,448,118

Taiwan	—	607,121	—	607,121

Turkey	22,511	190,250	—	212,761

United Kingdom	944,793	19,919,197	—	20,863,990

United States	109,987,721	—	—	109,987,721

Money Market Fund	8,043,000	—	—	8,043,000

Total	$168,445,507	$97,818,710	$—	$266,264,217

See Notes to Schedules of Investments

SOLAR ENERGY ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Canada: 1.4%
57,034	Canadian Solar, Inc. (USD) * †	$642,773

China / Hong Kong: 32.4%
42,344	China Sunergy Co. Ltd. (ADR) *	174,457
15,839	Daqo New Energy Corp. (ADR) *	204,323
63,832	Hanwha SolarOne Co. Ltd. (ADR) *	484,485
244,517	JA Solar Holdings Co. Ltd. (ADR) * †	1,711,619
24,456	JinkoSolar Holding Co. Ltd. (ADR) * †	660,312
142,351	LDK Solar Co. Ltd. (ADR) * †	1,742,376
122,507	Renesola Ltd. (ADR) * †	1,292,449
214,096	Suntech Power Holdings Co. Ltd. (ADR) * †	2,110,987
138,721	Trina Solar Ltd. (ADR) * †	4,178,276
174,699	Yingli Green Energy Holding Co. Ltd. (ADR) *	2,253,617

		14,812,901

Germany: 19.1%
20,575	Centrotherm Photovoltaics A.G. * #	1,226,997
14,335	Phoenix Solar A.G. #	486,601
210,657	Q-Cells A.G. * † #	909,580
29,622	Roth & Rau A.G. * † #	663,794
17,339	SMA Solar Technology A.G. † #	2,184,358
24,306	Solar Millenium A.G. * † #	634,880
162,916	Solarworld A.G. † #	2,651,321

		8,757,531

Norway: 7.3%
951,943	Renewable Energy Corp. A.S. * #	3,343,060

Taiwan: 12.7%
37,000	Danen Technology Corp. * #	74,732
568,799	Gintech Energy Corp. #	1,806,264
299,202	Green Energy Technology, Inc. #	1,356,201
553,626	Neo Solar Power Corp. * #	1,388,541
410,092	Solartech Energy Corp. #	1,175,720

		5,801,458

United States: 27.0%
96,895	Energy Conversion Devices, Inc. * †	218,983
28,776	First Solar, Inc. * †	4,628,332
127,221	GT Solar International, Inc. * †	1,356,176
333,034	MEMC Electronic Materials, Inc. *	4,316,121
107,755	Sunpower Corp. *	1,846,921

		12,366,533

Total Common Stocks (Cost: $42,841,232)		45,724,256

MONEY MARKET FUND: 0.1% (Cost: $46,523)
46,523	Dreyfus Government Cash Management Fund	46,523

Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $42,887,755)		45,770,779

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 27.5%

100,397	Bank of New York Institutional Cash Reserve Series B (a) #	25,476
12,552,000	Bank of New York Overnight Government Fund	12,552,000

Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $12,652,398)		12,577,476

OTHER: 0.1% (Cost: $0)
0	Capital Support Agreement (a) #	43,658

Total Investments: 127.6% (Cost: $55,540,153)		58,391,913
Liabilities in excess of other assets: (27.6)%		(12,628,248)

SOLAR ENERGY ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

NET ASSETS: 100.0%	$45,763,665

ADR	American Depositary Receipt
USD	United States Dollar

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to the conditions explained in Note 10. This valuation represents the fair value of the CSA as of March 31, 2011.

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $12,212,920.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $17,971,183 which represents 39.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Chemicals-Specialty	0.4%	$204,323

Electronic Component - Semiconductors	34.5	15,784,125

Energy - Alternate Sources	39.5	18,100,777

Instruments - Scientific	1.5	663,794

Power Conversion / Supply Equipment	21.3	9,744,240

Semiconductor Equipment	2.7	1,226,997

Money Market Fund	0.1	46,523

	100.0%	$45,770,779

The summary of inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Canada	$642,773	$—	$—	$642,773

China / Hong Kong	14,812,901	—	—	14,812,901

Germany	—	8,757,531	—	8,757,531

Norway	—	3,343,060	—	3,343,060

Taiwan	—	5,801,458	—	5,801,458

United States	12,366,533	—	—	12,366,533

Money Market Funds	12,598,523	25,476	—	12,623,999

Capital Support Agreement	—	—	43,658	43,658

Total	$40,420,730	$17,927,525	$43,658	$58,391,913

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2011:

Balance as of 12/31/10	$42,354

Realized gain (loss)	—

Change in unrealized appreciation (depreciation)	1,304

Net purchases (sales)	—

Transfers in and/or out of level 3	—

Balance as of 3/31/11	$43,658

See Notes to Schedules of Investments

STEEL ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Brazil: 23.4%
811,632	Cia Siderurgica Nacional S.A. (ADR)	$13,521,789
981,962	Gerdau S.A. (ADR) †	12,274,525
1,133,487	Vale S.A. (ADR)	37,801,792

		63,598,106

Luxembourg: 14.5%
754,198	ArcelorMittal (USD) †	27,264,258
338,828	Ternium S.A. (ADR)	12,177,478

		39,441,736

Mexico: 0.8%
262,335	Grupo Simec, S.A.B. de C.V. (ADR) * †	2,229,848

Russia: 4.4%
389,393	Mechel OAO (ADR)	11,989,411

South Korea: 7.2%
169,851	POSCO (ADR) †	19,412,271

United Kingdom: 14.1%
535,567	Rio Tinto Plc (ADR)	38,089,525

United States: 35.6%
36,336	A.M. Castle & Co. *	686,024
174,335	AK Steel Holding Corp. †	2,751,006
184,592	Allegheny Technologies, Inc. †	12,500,570
69,592	Carpenter Technology Corp.	2,972,274
126,273	Cliffs Natural Resources, Inc.	12,410,110
181,013	Commercial Metals Co.	3,126,095
48,067	Gibraltar Industries, Inc. *	573,439
16,257	LB Foster Co.	700,839
258,445	Nucor Corp. †	11,893,639
17,235	Olympic Steel, Inc.	565,480
210,841	Reliance Steel & Aluminum Co.	12,182,393
44,039	Schnitzer Steel Industries, Inc.	2,862,975
344,602	Steel Dynamics, Inc.	6,468,180
238,675	Timken Co.	12,482,703
215,713	United States Steel Corp. †	11,635,559
10,881	Universal Stainless & Alloy, Inc. *	367,016
117,308	Worthington Industries, Inc. †	2,454,083

		96,632,385

Total Common Stocks (Cost: $282,446,341)		271,393,282

MONEY MARKET FUND: 0.1% (Cost: $340,894)
340,894	Dreyfus Government Cash Management Fund	340,894

Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $282,787,235)		271,734,176

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 23.6%

594,624	Bank of New York Institutional Cash Reserve Series B (a) #	150,886
63,997,000	Bank of New York Overnight Government Fund	63,997,000

Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $64,591,624)		64,147,886

OTHER: 0.1% (Cost: $0)
0	Capital Support Agreement (a) #	258,574

Total Investments: 123.8% (Cost: $347,378,859)		336,140,636
Liabilities in excess of other assets: (23.8)%		(64,615,125)

NET ASSETS: 100.0%		$271,525,511

STEEL ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

ADR	American Depositary Receipt
USD	United States Dollar

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to the conditions explained in Note 10. This valuation represents the fair value of the CSA as of March 31, 2011.

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $63,134,195.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $409,460 which represents 0.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Building & Construction	0.2%	$573,439

Diversified Minerals	13.9	37,801,792

Metal - Diversified	14.0	38,089,525

Metal - Iron	4.6	12,410,110

Metal Processors & Fabricator	6.9	18,763,720

Metal Products - Distribution	0.5	1,251,504

Steel - Producers	55.1	149,635,606

Steel - Specialty	4.7	12,867,586

Money Market Fund	0.1	340,894

	100.0%	$271,734,176

The summary of inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Brazil	$63,598,106	$—	$—	$63,598,106

Luxembourg	39,441,736	—	—	39,441,736

Mexico	2,229,848	—	—	2,229,848

Russia	11,989,411	—	—	11,989,411

South Korea	19,412,271	—	—	19,412,271

United Kingdom	38,089,525	—	—	38,089,525

United States	96,632,385	—	—	96,632,385

Money Market Funds	64,337,894	150,886	—	64,488,780

Capital Support Agreement	—	—	258,574	258,574

Total	$335,731,176	$150,886	$258,574	$336,140,636

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2011:

Balance as of 12/31/10	$250,852

Realized gain (loss)	—

Change in unrealized appreciation (depreciation)	7,722

Net purchases (sales)	—

Transfers in and/or out of level 3	—

Balance as of 3/31/11	$258,574

See Notes to Schedules of Investments

Market Vectors ETF Trust
Note to Schedules of Investments
March 31, 2011 (unaudited)

Security Valuation - Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in the interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as level 2 or level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Name Change – The Market Vectors Nuclear Energy ETF changed its name to the Market Vectors Uranium+Nuclear Energy ETF effective January 4, 2011.

Income Taxes – As of March 31, 2011, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Agribusiness ETF	$3,357,592,001	$512,996,910	$(73,568,168)	$439,428,742
Coal ETF	760,510,938	137,814,286	(10,248,523)	127,565,763
Global Alternative Energy ETF	229,423,198	19,152,382	(42,558,405)	(23,406,023)
Gold Miners ETF	6,178,736,333	794,969,186	(177,859,655)	617,109,531
Junior Gold Miners ETF	2,246,445,228	436,171,974	(297,878,145)	138,293,829
Uranium+Nuclear Energy ETF	260,626,427	22,643,247	(48,654,288)	(26,011,041)
Rare Earth / Strategic Metals ETF	511,580,648	69,933,623	(24,547,680)	45,385,943
RVE Hard Assets Producers ETF	216,883,111	50,956,867	(1,575,761)	49,381,106
Solar Energy ETF	56,879,471	5,846,269	(4,333,827)	1,512,442
Steel ETF	347,472,709	10,287,524	(21,619,597)	(11,332,073)

ITEM 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By Bruce J. Smith, Chief Financial Officer, Market Vectors ETF Trust

Date: May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: May 26, 2011

By Bruce J. Smith, Chief Financial Officer, Market Vectors ETF Trust

Date: May 26, 2011